20. INCOME TAXES	12 Months Ended
Dec. 31, 2018
Notes
20. INCOME TAXES

20. INCOME TAXES

The following table reconciles the expected income tax expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2018 and 2017:

	2018	2017	2016

Loss for the year	$ (4,136,802)	$ (2,736,717)	$ (2,613,904)

Expected income tax (recovery)	$ (1,117,000)	$ (712,000)	$ (679,615)
Change in statutory, foreign tax, foreign exchange rates and other	(133,000)	(155,000)	-
Permanent differences	103,000	85,000	241,475
Changes in estimates	-	-	(11,699)
Share issue cost	(5,000)	(3,000)	-
Adjustment to prior years provision versus statutory tax returns & expiry of non-capital losses	(9,000)	-	-
Change in unrecognized deductible temporary differences	1,161,000	785,000	449,839
Total income tax expense (recovery)	$ -	$ -	$ -

Current income tax	$ -	$ -	$ -
Deferred tax recovery	$ -	$ -	$ -

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	2018	2017
Deferred tax assets (liabilities)
Share issue costs	22,000	27,000
Property and equipment	159,000	147,000
Intangible asset	180,000	94,000
Non-capital losses	5,027,000	3,959,000
Net deferred tax liability	$ 5,388,000	$ 4,227,000